Basis of Preparation (Details) (USD $)	9 Months Ended	0 Months Ended
	Sep. 30, 2014 item	Dec. 16, 2013 AIG AerCap Sale of ILFC common stock by AIG Predecessor
Basis of Preparation
Number of business segment	1
Parent Company
Percentage of common stock to be sold by AIG		100.00%
Consideration in cash		$ 2,400,000,000
Special dividend paid		$ 600,000,000
Consideration in form of buyer's common shares		97,560,976